Income Tax - Summary of Current Income Tax Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income tax [Abstract]
Income tax provision	$ 139,910,779	$ 22,540,927
Tax advances	(12,939,505)	(3,385,596)
Collections and withholdings	(1,830,820)	(1,035,873)
TOTAL	$ 125,140,454	$ 18,119,458